Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s effective tax rate is summarized as follows:

	At December 31,
	2023	2022	2021
	(in Euros)
Income taxes at Italy statutory rate	€(2,794,909)	€(2,034,663)	€(1,296,797)
Permanent differences	309,512	(160,133)	(1,189,844)
Other	(171,032)	715	(29,928)
Federal Income tax for Genenta INC	(89,910)	(31,993)	(26,462)
Change in valuation allowance	2,746,339	2,226,074	2,543,031
Total provision expense for income taxes	€-	€-	€-

Schedule of deferred tax assets

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2023	2022	2021
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€11,772,870	€9,197,563	€7,125,174
Other temporary differences	150,347	52,996	6,000
Allowance for corporate equity	495,692	422,011	315,322
Total deferred tax assets	12,418,909	9,672,570	7,446,496
Valuation allowance	(12,418,909)	(9,672,570)	(7,446,496)
Net deferred tax assets	€-	€-	€-

Schedule of tax loss carryforwards expire
	At December 31,
	2023	2022	2021
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	43,191,915	33,054,966	24,241,891
Total	€48,679,000	€38,542,051	€29,728,976